CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Revenues	$ 43,785,000	$ 61,555,000	$ 56,832,000
Cost of sales	(26,898,000)	(40,114,000)	(37,382,000)
Gross profit	16,887,000	21,441,000	19,450,000
Other operating income/(expense)	1,870,000	(1,787,000)	141,000
Research and development expenses	(3,629,000)	(4,543,000)	(4,379,000)
Selling, general and administrative expenses	(24,674,000)	(28,815,000)	(31,152,000)
Selling, general and administrative expenses – Transformation costs	(4,252,000)	(4,181,000)	0
Once off items	186,000	(1,872,000)	0
Impairment charges	(2,177,000)	(1,408,000)	(11,105,000)
Operating loss	(15,789,000)	(21,165,000)	(27,045,000)
Financial income	0	0	1,171,000
Financial expenses	(21,388,000)	(9,565,000)	(11,053,000)
Net financing expense	(21,388,000)	(9,565,000)	(9,882,000)
Loss before tax	(37,177,000)	(30,730,000)	(36,927,000)
Total income tax (expense)/credit	(199,000)	(486,000)	59,000
Loss for the year on continuing operations	(37,376,000)	(31,216,000)	(36,868,000)
(Loss)/profit for the year on discontinued operations	0	(573,000)	12,850,000
Loss for the year (all attributable to owners of the parent)	(37,376,000)	(31,789,000)	(24,018,000)
American depositary share [Member]
Disclosure of classes of share capital [line items]
Loss for the year (all attributable to owners of the parent)	$ (37,376,000)	$ (31,789,000)	$ (24,018,000)
Basic loss per ADS (US Dollars) – continuing operations	$ (2)	$ (1.7)	$ (4.8)
Diluted loss per ADS (US Dollars) – continuing operations	(2)	(1.7)	(4.8)
Basic loss per ADS (US Dollars) – group	(2)	(1.8)	(3.1)
Diluted loss per ADS (US Dollars) – group	$ (2)	$ (1.8)	$ (3.1)
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Loss for the year (all attributable to owners of the parent)	$ (37,376,000)	$ (31,789,000)	$ (24,018,000)
Basic loss per ADS (US Dollars) – continuing operations	$ (0.1)	$ (0.1)	$ (0.2)
Diluted loss per ADS (US Dollars) – continuing operations	(0.1)	(0.1)	(0.2)
Basic loss per ADS (US Dollars) – group	(0.1)	(0.1)	(0.2)
Diluted loss per ADS (US Dollars) – group	$ (0.1)	$ (0.1)	$ (0.2)